Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Results of Non-Vince Businesses Included in Discontinued Operations

The results of the non-Vince businesses included in discontinued operations for the three months ended May 4, 2013 are summarized in the following table (in thousands).

Three months ended May 4, 2013
Net sales	$130,714
Cost of products sold	102,548

Gross profit	28,166
Selling, general and administrative expenses	31,156
Restructuring, environmental and other charges	844
Interest expense, net	13,679
Other expense (income), net	(693)

Loss before income taxes	(16,820)
Income taxes	(11,490)

Net loss from discontinued operations, net of tax	$(5,330)

Effective tax rate	68.3%

The results of the non-Vince businesses included in discontinued operations (through the separation of the non-Vince businesses on November 27, 2013) for the fiscal years ended February 1, 2014, February 2, 2013 and January 28, 2012 are summarized in the following table (in thousands).

	Fiscal Year
	2013	2012	2011
Net sales	$400,848	$514,806	$550,790
Cost of products sold	313,620	409,763	446,494

Gross profit	87,228	105,043	104,296
Selling, general and administrative expenses	98,016	132,871	141,248
Restructuring, environmental and other charges	1,628	5,732	3,139
Impairment of long-lived assets (excluding goodwill)	1,399	6,497	8,418
Impairment of goodwill	—	—	11,046
Change in fair value of contingent consideration	1,473	(7,162)	(1,578)
Interest expense, net	46,677	55,316	46,256
Other expense (income), net	498	(9,776)	1,448

Loss before income taxes	(62,463)	(78,435)	(105,681)
Income taxes	(11,648)	(421)	263

Net loss from discontinued operations, net of tax	$(50,815)	$(78,014)	$(105,944)

Effective tax rate	18.6%	0.5%	(0.2)%

Components of Assets and Liabilities of Discontinued Operations

At February 2, 2013, the major components of assets and liabilities of discontinued operations were as follows (in thousands):

February 2, 2013
Current assets
Cash	$1,564
Receivables, net	77,918
Inventories, net	56,698
Prepaid expenses and other current assets	5,177

Total current assets	141,357
Property, net	11,016
Goodwill	2,130
Other intangible assets, net	38,895
Other assets	7,434

Total assets	$200,832

Current liabilities
Short-term borrowings	$79,783
Accounts payable	53,682
Other current liabilities	25,676

Total current liabilities	159,141
Long-term debt	370,318
Deferred income taxes	1,946
Other liabilities	35,089

Total liabilities	$566,494

Summary of Long-Term Debt, Net of Applicable Discounts or Premiums for Discontinued Operations

Long-term debt, net of applicable discounts or premiums, consisted of the following at February 2, 2013 (in thousands):

February 2, 2013
Cerberus Term Loan Agreement	$45,431
Sun Term Loan Agreements	107,244
12.875% 2009 Debentures due December 31, 2014	139,378
7.625% 1997 Debentures due October 15, 2017	78,054
3.5% 2004 Convertible Debentures due June 15, 2034	211

Total long-term debt of discontinued operations	$370,318